Capital Lease - Schedule of Maturities of Capital Lease Liabilities (Details) (Parenthetical)	Sep. 30, 2020
June Seventeen Two Thousand Twenty Purchase Equipment Agreement [Member]
Imputed interest percentage	8.00%
June Fourteen Two Thousand Twenty Purchase Equipment Agreement [Member]
Imputed interest percentage	8.00%